Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ALPS Global Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	1.12%	17.79%	28.27%	(28.82%)	23.92%	9.34%	39.99%	(12.60%)	27.04%	7.26%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	25.34%	1.31%	(7.38%)	12.80%	29.48%	2.15%	10.99%	(14.53%)	4.60%	15.58%
ALPS Balanced Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	13.19%	15.33%	16.37%	(16.15%)	15.54%
ALPS | Smith Total Return Bond Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.79%	2.18%	5.94%	(12.42%)	(0.87%)	9.36%	9.33%
ALPS | Smith Short Duration Bond Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	5.37%	4.51%	4.74%	(2.85%)	(0.26%)	6.28%	4.55%
ALPS | Smith Credit Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.00%	5.84%	8.28%	(11.44%)	3.02%
ALPS Asset Allocation Growth & Income | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	14.31%	10.80%	14.05%	(14.30%)	13.25%	6.78%	18.25%	(11.31%)	17.31%	6.57%
Kotak India Equity Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	2.00%	11.02%	16.77%	(12.63%)	26.39%	14.68%	8.40%	(12.46%)	39.74%	4.14%
ALPS | CoreCommodity Natural Resources ETF | ALPS | CoreCommodity Natural Resources ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	46.57%